TPR Firm:	#VALUE!	Report Date:	1/8/2025
Client Name:	Loan Funding Structure III LLC	Report:	Exception Report
Deal Name:	BRAVO 2025-NQM1	Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	100000853	XXX	D	A	A	A	D	A	A	A	Closed	FCOM1003	2024-07-05 14:16	2024-07-15 13:29	Resolved	1 - Information	D	A	Compliance	Missing Doc	Grant/Warranty Deed is missing	Resolved-Received Recorded Warranty Deed and confirmed Vesting. - Due Diligence Vendor-07/15/2024
Ready for Review-Document Uploaded.  - Seller-07/15/2024
Counter-Warranty Deed provided is for prior owners.  Need Deed transferring property from XXX to XXX. for this Purchase transaction. - Due Diligence Vendor-07/09/2024
Counter-Received Warranty Deed, however it is insufficient to clear condition as it is not the correct Warranty Deed. Still missing Grant/Warranty Deed to confirm Vesting on Deed of Trust/Mortgage document in file. - Due Diligence Vendor-07/09/2024
Ready for Review-Document Uploaded.  - Seller-07/09/2024
Open-Missing Grant/Warranty Deed to confirm Vesting on Deed of Trust/Mortgage document in file. - Due Diligence Vendor-07/05/2024	Ready for Review-Document Uploaded. - Seller-07/15/2024 Ready for Review-Document Uploaded. - Seller-07/09/2024	Resolved-Received Recorded Warranty Deed and confirmed Vesting. - Due Diligence Vendor-07/15/2024	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700		WARRANTY DEED.pdf Recorded Warranty Deed.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	100000853	XXX	D	A	A	A	D	A	A	A	Closed	FCOM8805	2024-07-09 10:48	2024-07-09 15:34	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Borrower Authorization	Resolved-Received borrower authorization. - Due Diligence Vendor-07/09/2024
Ready for Review-Document Uploaded.  - Seller-07/09/2024
Open-Credit report dated XXX pulled by XXX is dated prior to the borrower's authorization dated XXX. Missing documentation to support borrower's authorization to pull credit pulled on XXX. - Due Diligence Vendor-07/09/2024	Ready for Review-Document Uploaded. - Seller-07/09/2024	Resolved-Received borrower authorization. - Due Diligence Vendor-07/09/2024	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700		CREDIT AUTHORIZATION.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A